Note 8 - Share-based Compensation - Restricted Share Activities (Details) - Restricted Stock [Member] - The 2017 Omnibus Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding, number of shares (in shares)	155,250	388,162
Outstanding, weighted average grant date fair value (in dollars per share)	$ 19.94	$ 19.93
Granted, number of shares (in shares)	112,427	9,815	1,141,477
Granted, weighted average grant date fair value (in dollars per share)	$ 14.11	$ 19.50	$ 20.76
Vested, number of shares (in shares)	(113,102)	(147,727)	(434,615)
Vested, weighted average grant date fair value (in dollars per share)	$ 17.90	$ 19.88	$ 22.19
Forfeited, number of shares (in shares)		(95,000)	(318,700)
Forfeited, weighted average grant date fair value (in dollars per share)		$ 19.96	$ 19.80
Outstanding, number of shares (in shares)	154,575	155,250	388,162
Outstanding, weighted average grant date fair value (in dollars per share)	$ 17.19	$ 19.94	$ 19.93
Expected to vest, number of shares (in shares)	99,575
Expected to vest, weighted average grant date fair value (in dollars per share)	$ 17.19